Post-employment benefits (Tables)	12 Months Ended
Oct. 31, 2018
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Summary of Financial Position Related to Defined Benefit pensions and Other Post employment Plans

Amounts recognized on the consolidated balance sheet

The following tables present the financial position of our defined benefit pension and other post-employment plans for Canada, the U.S., the U.K., and our Caribbean subsidiaries. Other minor plans operated by some of our subsidiaries are not material and are not included in these disclosures.

	Pension plans		Other post-employment plans
$ millions, as at or for the year ended October 31	2018	2017	2018	2017
Defined benefit obligation
Balance at beginning of year	$7,613	$7,418	$696	$725
Current service cost	223	214	13	14
Past service cost	–	(5)	–	–
Interest cost on defined benefit obligation	281	272	25	25
Employee contributions	5	6	–	–
Benefits paid	(334)	(350)	(29)	(30)
Special termination benefits	–	2	–	–
Foreign exchange rate changes	9	(15)	1	(2)
Net actuarial (gains) losses on defined benefit obligation	(427)	71	(117)	(36)
Balance at end of year	$7,370	$7,613	$589	$696
Plan assets
Fair value at beginning of year	$7,758	$7,458	$–	$–
Interest income on plan assets (1)	294	279	–	–
Net actuarial gains (losses) on plan assets (1)	(234)	221	–	–
Employer contributions	199	167	29	30
Employee contributions	5	6	–	–
Benefits paid	(334)	(350)	(29)	(30)
Plan administration costs	(6)	(6)	–	–
Net transfer out	(1)	(1)	–	–
Foreign exchange rate changes	10	(16)	–	–
Fair value at end of year	$7,691	$7,758	$–	$–
Net defined benefit asset (liability)	321	145	(589)	(696)
Valuation allowance (2)	(10)	(11)	–	–
Net defined benefit asset (liability), net of valuation allowance	$311	$134	$(589)	$(696)

(1)	The actual return on plan assets for the year was $60 million (2017: $500 million).
(2)	The valuation allowance reflects the effect of asset ceiling on plans with a net defined benefit asset.

Summary of Defined Benefit Assets (Liability) Net of Valuation Allowance Included in Other Assets and Other Liabilities

The net defined benefit asset (liability), net of valuation allowance, included in other assets and other liabilities is as follows:

	Pension plans		Other post-employment plans
$ millions, as at October 31	2018	2017	2018	2017
Other assets (1)	$361	$199	$–	$–
Other liabilities (1)	(50)	(65)	(589)	(696)
	$311	$134	$(589)	$(696)

(1)	Excludes $1 million of other assets (2017: $1 million) and $6 million (2017: $5 million) of other liabilities for other post-employment plans of immaterial subsidiaries.

Summary of Defined Benefit obligation and Plan Assets by Region

The defined benefit obligation and plan assets by region are as follows:

	Pension plans		Other post-employment plans
$ millions, as at October 31	2018	2017	2018	2017
Defined benefit obligation
Canada	$6,684	$6,932	$541	$646
U.S., U.K., and the Caribbean	686	681	48	50
Defined benefit obligation at the end of year	$7,370	$7,613	$589	$696
Plan assets
Canada	$6,908	$6,971	$–	$–
U.S., U.K., and the Caribbean	783	787	–	–
Plan assets at the end of year	$7,691	$7,758	$–	$–

Summary of Defined Benefit Plan Expense

Amounts recognized in the consolidated statement of income

The net defined benefit expense for our defined benefit plans in Canada, the U.S., the U.K., and the Caribbean is as follows:

	Pension plans			Other post-employment plans
$ millions, for the year ended October 31	2018	2017	2016	2018	2017	2016
Current service cost (1)	$223	$214	$185	$13	$14	$11
Past service cost	–	(5)	(8)	–	–	2
Interest cost on defined benefit obligation	281	272	292	25	25	28
Interest income on plan assets	(294)	(279)	(319)	–	–	–
Interest cost on effect of asset ceiling	–	1	1	–	–	–
Plan administration costs	6	6	6	–	–	–
Gain on settlements	–	–	–	–	–	–
Special termination benefits	–	2	3	–	–	–
Net defined benefit plan expense recognized in net income	$216	$211	$160	$38	$39	$41

(1)

The 2018, 2017 and 2016 current service costs were calculated using separate discount rates of 3.72%, 3.72%, and 4.57%, respectively, to reflect the longer duration of future benefits payments associated with the additional year of service to be earned by the plan’s active participants. Previously, the current service cost was calculated using the same discount rate used to measure the defined benefit obligation for both active and retired participants. The impact of the change was not significant.

Summary of Defined Benefit Plan expense

Amounts recognized in the consolidated statement of comprehensive income

The net remeasurement gains (losses) recognized in OCI for our defined benefit plans in Canada, the U.S., the U.K., and the Caribbean is as follows:

	Pension plans			Other post-employment plans
$ millions, for the year ended October 31	2018	2017	2016	2018	2017	2016
Actuarial gains (losses) on defined benefit obligation arising from:
Demographic assumptions	$4	$1	$2	$46	$26	$–
Financial assumptions	488	19	(730)	67	5	(70)
Experience assumptions	(65)	(91)	(6)	4	5	10
Net actuarial gains on plan assets	(234)	221	237	–	–	–
Changes in asset ceiling excluding interest income	1	8	1	–	–	–
Net remeasurement gains (losses) recognized in OCI (1)	$194	$158	$(496)	$117	$36	$(60)

(1)

Excludes net remeasurement gains recognized in OCI in respect of immaterial subsidiaries not included in the disclosures totalling $2 million (2017: $1 million of net losses; 2016: $17 million of net gains).

Summary of defined benefit obligation

The breakdown of the defined benefit obligation for our Canadian plans between active, deferred and retired members is as follows:

	Pension plans		Other post-employment plans
$ millions, as at October 31	2018	2017	2018	2017
Active members	$3,482	$3,755	$142	$188
Deferred members	484	490	–	–
Retired members	2,718	2,687	399	458
Total	$6,684	$6,932	$541	$646

Summary of Weighted Average Duration of Defined Benefit Obligation

The weighted-average duration of the defined benefit obligation for our Canadian plans is as follows:

	Pension plans		Other post-employment plans
As at October 31	2018	2017	2018	2017
Weighted-average duration, in years	15.5	15.6	12.6	13.8

Summary of Major Categories of Defined Benefit Plan Assets

The major categories of our defined benefit pension plan assets for our Canadian plans are as follows:

$ millions, as at October 31	2018		2017
Asset category (1)
Canadian equity securities (2)	$636	9%	$750	11%

Debt securities (3)
Government bonds (4)	2,636	38	2,249	32
Corporate bonds	1,027	15	865	12
Inflation adjusted bonds	69	1	346	5
	3,732	54	3,460	49
Investment funds (5)
Canadian equity funds	23	–	27	1
U.S. equity funds	342	5	293	4
International equity funds (6)	25	–	26	1
Global equity funds (6)	1,077	16	1,033	15
Emerging markets equity funds	247	4	257	4
Fixed income funds	93	1	146	2
	1,807	26	1,782	27
Other (2)
Hedge funds	10	–	435	6
Infrastructure and private equity	507	7	356	5
Cash and cash equivalents and other	216	4	188	2
	733	11	979	13
	$6,908	100%	$6,971	100%

(1)

Asset categories are based upon risk classification including synthetic exposure through derivatives. The fair value of derivatives as at October 31, 2018 was a net derivative liability of $7 million (2017: net derivative liability of $63 million).

(2)

Pension benefit plan assets include CIBC issued securities and deposits of $13 million (2017: $18 million), representing 0.2% of Canadian plan assets (2017: 0.3%). All of the equity securities held as at October 31, 2018 and 2017 have daily quoted prices in active markets except hedge funds, infrastructure, and private equity.

(3)	All debt securities held as at October 31, 2018 and 2017 are investment grade, of which $38 million (2017: $134 million) have daily quoted prices in active markets.
(4)	Includes repurchase agreement amounts of $100 million for the currency overlay hedging program.
(5)

$24 million (2017: $26 million) of the investment funds and other assets held as at October 31, 2018 have daily quoted prices in active markets (excludes securities held indirectly that have daily quoted prices in active markets).

(6)	Global equity funds include North American and international investments, whereas International equity funds do not include North American investments.

Summary of Weighted Average Principal Assumptions Used to Determine Defined Denefit Obligation

The weighted-average principal assumptions used to determine the defined benefit obligation for our Canadian plans are as follows:

	Pension plans		Other post-employment plans
As at October 31	2018	2017	2018	2017
Discount rate	4.1%	3.6%	4.0%	3.6%
Rate of compensation increase (1)	2.3%	2.3%	2.3%	2.3%

(1)

Rates of compensation increase for 2018 and 2017 have been updated to reflect the use of a salary growth rate assumption table that is based on the age and tenure of the employees. The table yields a weighted-average salary growth rate of approximately 2.3% per annum.

Summary of Longevities Underlying Values of Defned Benefit Obligation

Assumptions regarding future mortality have been based on published statistics and mortality tables. The current longevities underlying the values of the defined benefit obligation of our Canadian plans are as follows (in years):

As at October 31	2018	2017
Longevity at age 65 for current retired members
Males	23.3	23.2
Females	24.7	24.7
Longevity at age 65 for current members aged 45
Males	24.2	24.2
Females	25.7	25.7

Summary of Assumed Health-care Cost Trend Rates

The assumed health-care cost trend rates of the Canadian other post-employment plan providing medical, dental, and life insurance benefits are as follows:

For the year ended October 31	2018	2017
Health-care cost trend rates assumed for next year	5.3%	5.7%
Rate to which the cost trend rate is assumed to decline	4.0%	4.5%
Year that the rate reaches the ultimate trend rate	2040	2029

Summary of Affected Defined Benefit Obligation Due to Reasonable Possiblel Changes to Principal Actuarial Assumptions

Reasonably possible changes to one of the principal actuarial assumptions, holding other assumptions constant, would have affected the defined benefit obligation of our Canadian plans as follows:

Estimated increase (decrease) in defined benefit obligation	Pension plans	Other post-employment plans
$ millions, as at October 31	2018	2018
Discount rate (100 basis point change)
Decrease in assumption	$1,061	$81
Increase in assumption	(874)	(65)
Rate of compensation increase (100 basis point change)
Decrease in assumption	(201)	(1)
Increase in assumption	227	1
Health-care cost trend rates (100 basis point change)
Decrease in assumption	n/a	(22)
Increase in assumption	n/a	26
Future mortality
1 year shorter life expectancy	(156)	(10)
1 year longer life expectancy	152	11

n/a	Not applicable.

Summary of Expected Future Benefit Payments

The expected future benefit payments for our Canadian plans for the next 10 years are as follows:

$ millions, for the year ended October 31	2019	2020	2021	2022	2023	2024–2028	Total
Defined benefit pension plans	$310	$317	$325	$334	$343	$1,854	$3,483
Other post-employment plans	27	28	29	30	31	169	314
	$337	$345	$354	$364	$374	$2,023	$3,797

Summary of Defined Contributions and Other Plans

The expense recognized in the consolidated statement of income for these benefit plans is as follows:

$ millions, for the year ended October 31	2018	2017	2016
Defined contribution pension plans	$27	$21	$20
Government pension plans (1)	124	107	96
	$151	$128	$116

(1)	Includes Canada Pension Plan, Quebec Pension Plan, and U.S. Federal Insurance Contributions Act.